UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================


                                 FMC SELECT FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of -6.43% for the six months ended April 30, 2008. While we are not pleased with having lost money during this period, the Fund outperformed both its benchmark, the S&P 500 Index (-9.64%), and its peer group, the Morningstar Large Blend Category (-9.86%). As of April 30, 2008, 96% of the Fund's assets were invested in equities.

For a longer view, from inception 13 years ago (May 8, 1995) through April 30, 2008, the Fund had a total return of 341.4% (12.1% annualized). This compares favorably with the 201.7% return (8.9% annualized) for our benchmark (the S&P 500 Index since July 1, 2007, and an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Bond Index of one to ten year maturities from inception through June 30, 2007) and the 175.5% return (8.1% annualized) for our peer group (the Morningstar Large Blend Category since July 1, 2007 and the Lipper Mixed-Asset Target Fund Universe from inception through June 30, 2007*).

The outperformance in the most recent semi-annual period occurred despite the headwind from being materially underweighted in the three strongest sectors of the S&P 500 Index, "MEI" or the materials, energy and industrials sectors. Offsetting this was the tailwind from being materially underweighted in financial services, the worst performing sector in the S&P 500 Index. While we have spent a considerable amount of time analyzing a number of financial services businesses whose valuations have come down substantially, with the exception of Franklin Resources, we did not make any acquisitions in financial services during this period. We have avoided the investment banks, their money-center bank brethren, the GSEs (e.g., Fannie Mae and Freddie Mac) and other enterprises we define as "creatures of the capital markets". These enterprises were leveraged with as much as 50 dollars of assets for each dollar of equity capital at a time when the capital markets looked rosy. The riskiness of these high leverage levels was exacerbated by an overreliance on debt maturing within one year. These enterprises have been and likely will continue to deleverage for the foreseeable future in what some pundits have termed "the Great Unwinding", more than likely shedding assets and raising capital until their leverage levels decline well into the teens.

Franklin Resources has the ticker symbol BEN, as in Benjamin Franklin, a paragon of common sense and wisdom, especially on matters regarding thrift and opportunity costs. BEN is a profitable enterprise, earning a 21% return on equity, a rate that would be even higher were it not for the $2.8 billion in net cash found on BEN's solid balance sheet. BEN has about $600 billion in assets under management (AUM) mostly in mutual funds, with over one-third of the AUM and an estimated 60%+ of operating income coming from the Templeton family of funds, a leading manager of global mutual funds. BEN acquired Templeton in 1992, adding experienced personnel and a solid operating network in growing financial centers such as London, the Caribbean, Hong Kong and Singapore. Management has invested heavily in this network to become a truly global asset gatherer, not only for Templeton, but also for Mutual Shares, a solid value manager that BEN acquired in 1996, and the Franklin-branded funds. About one-third of the AUM that BEN manages comes from outside of the U.S., a level that exceeds that of its major U.S.-based peers. The business has both margins and retention rates that are well above the industry averages.

We acquired BEN at $96 per share after it had declined from $146 along with many other financial services firms. Unlike most of the other financial services firms, BEN is not dependent on access to the capital markets to fund its business. In fact, BEN's balance sheet is true to its ticker symbol, reflecting about $12

* The Lipper Mixed-Asset Target Fund Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

per share in net cash. In addition, BEN has an estimated $7-$10 per share in real estate, including a campus located in San Mateo, CA at the northern end of Silicon Valley that has significant unused acreage. If the net cash and real estate is subtracted from the price we paid, and interest income is decreased and rental expenses are increased to reflect the absence of the cash and real estate, we purchased BEN at about 10X adjusted net income.

Turning to the overall portfolio, as value investors, we examine many measurements to determine the value of businesses. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year U.S. Treasury. As of April 30, 2008, the portfolio had an earnings yield of 6.9%, above the 6.2% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 4.5% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 69% over the next five years, which would increase the earnings yield at that time to 11.7% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

                                            FMC SELECT FUND   S&P INDUSTRIALS INDEX
                                            ---------------   ---------------------
Quality
Return-on-Equity (ROE)[1]                         32%                     18%
Period Needed to Retire
   Debt from Free Cash Flow[2]                1 Year                 4 Years
Estimated Annual EPS Growth for 2007-2013         11%                      8%

Valuation
   2008 Estimated Price/Earnings                14.5X                   16.2X

[1] ROE is based on net income for the trailing four quarters ended 3/31/08 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,

/s/ Bernard Groveman
--------------------
Bernard Groveman
Equity Manager

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX,
          THE MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX,
          AND AN 80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

                       TOTAL RETURN(1)(4)
------------------------------------------------------------
                       Annualized   Annualized   Annualized
Six-Month   One Year     3 Year       5 Year       10 Year
 Return      Return      Return       Return       Return
------------------------------------------------------------
 (6.43)%     (4.42)%      4.95%        8.72%        7.78%

                              (LINE CHART)

                                              80/20 BLEND OF THE S&P 500
               FMC SELECT FUND                & MERRILL LYNCH INDICES(4)
10/31/1997        $10,000                              $10,000
10/30/1998         10,981                               11,979
10/31/1999         12,977                               14,429
10/31/2000         14,520                               15,346
10/31/2001         15,585                               12,584
10/31/2002         15,773                               11,220
10/31/2003         18,422                               13,210
10/31/2004         19,995                               14,320
10/31/2005         21,254                               15,332
10/31/2006         23,663                               17,470
10/31/2007         26,358                               19,702
 4/30/2008         24,663                               17,803

                              (LINE CHART)

                                         S&P 500        MERRILL LYNCH 1-10 YEAR CORPORATE/
              FMC SELECT FUND       COMPOSITE INDEX(2)       GOVERNMENT BOND INDEX(3)
10/31/1997       $10,000                 $10,000                  $10,000
10/30/1998        10,981                  12,199                   10,919
10/31/1999        12,977                  15,330                   11,018
10/31/2000        14,520                  16,264                   11,737
10/31/2001        15,585                  12,214                   13,408
10/31/2002        15,773                  10,369                   14,205
10/31/2003        18,422                  12,525                   14,940
10/31/2004        19,995                  13,705                   15,571
10/31/2005        21,254                  14,900                   15,627
10/31/2006        23,663                  17,335                   16,355
10/31/2007        26,358                  19,859                   17,273
 4/30/2008        24,663                  17,945                   18,019

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

(4) Effective July 1, 2007, the graph represents 100% of the S&P 500 Index. Prior to July 1, 2007, the graph represented an 80/20 blend of the S&P 500 and Merrill Lynch indices.

                            PORTFOLIO COMPOSITION(5)

                                  (PIE CHART)

Commercial Mortgage Obligation                  0.3%
Utilities                                       0.2%
U.S. Government Mortgage-Backed Obligations     0.1%
Retail                                         12.8%
Miscellaneous                                  12.6%
Financial Services                             12.2%
Services                                       10.7%
Media                                          10.2%
Corporate Obligations                           0.3%
Residential Mortgage Obligations                0.6%
Health Care Services                            1.8%
Banks                                           2.1%
Food                                            2.5%
Cash Equivalent                                 2.6%
Technology                                      2.6%
Miscellaneous Consumer                          4.1%
Energy                                          7.0%
Health Care                                     8.4%
Foreign Common Stock                            8.9%

(5) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

                                                                 Value
                                                     Shares      (000)
                                                     -------   --------
COMMON STOCK (96.0%)
BANKS (2.1%)
   First Horizon National ........................   145,800   $  1,575
   First Niagara Financial Group .................    40,567        585
   TF Financial ..................................    32,000        780
   US Bancorp ....................................    65,000      2,203
   Washington Mutual .............................    62,896        773
                                                               --------
                                                                  5,916
                                                               --------

ENERGY (9.4%)
   ENSCO International ...........................   164,200     10,464
   Nabors Industries Ltd.* .......................   243,600      9,145
   Petroplus Holdings*(1) ........................   112,190      7,030
                                                               --------
                                                                 26,639
                                                               --------

FINANCIAL SERVICES (12.2%)
   Capital One Financial .........................    78,473      4,159
   Franklin Resources ............................    86,700      8,249
   Leucadia National .............................   262,410     13,441
   Marsh & McLennan ..............................    51,500      1,421
   Phoenix .......................................   209,300      2,721
   Western Union .................................   189,850      4,367
                                                               --------
                                                                 34,358
                                                               --------

FOOD (2.5%)
   Nestle ADR ....................................    60,000      7,158
                                                               --------

HEALTH CARE (8.4%)
   Abbott Laboratories ...........................    53,700      2,833
   Amgen* ........................................   121,480      5,086
   Baxter International ..........................   125,275      7,807
   Novartis ADR ..................................   129,300      6,508
   Teva Pharmaceutical Industries Ltd. ADR .......    28,000      1,310
                                                               --------
                                                                 23,544
                                                               --------

HEALTH CARE SERVICES (1.8%)
   IMS Health ....................................    39,426        976
   UnitedHealth Group ............................   126,004      4,111
                                                               --------
                                                                  5,087
                                                               --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

                                                                 Value
                                                     Shares      (000)
                                                     -------   --------
MEDIA (10.2%)
   Discovery Holding* ............................   461,538   $ 10,689
   Gannett .......................................    55,400      1,586
   Harte-Hanks ...................................   431,950      5,900
   Liberty Media Capital, Ser A* .................    14,583        224
   Liberty Media Entertainment, Ser A* ...........    58,332      1,514
   Omnicom Group .................................   186,840      8,920
                                                               --------
                                                                 28,833
                                                               --------

MISCELLANEOUS (12.6%)
   3M ............................................   108,800      8,367
   Berkshire Hathaway, Cl A* .....................        41      5,488
   Berkshire Hathaway, Cl B* .....................     1,631      7,269
   General Electric ..............................   327,200     10,700
   Robert Half International .....................   157,900      3,742
                                                               --------
                                                                 35,566
                                                               --------

MISCELLANEOUS CONSUMER (10.4%)
   Dorel Industries, Cl B ........................   199,800      6,188
   Kimberly-Clark ................................    81,200      5,196
   Reckitt Benckiser Group(1) ....................   310,800     18,085
                                                               --------
                                                                 29,469
                                                               --------

RETAIL (12.8%)
   Autozone* .....................................    65,300      7,885
   CVS Caremark ..................................   305,000     12,313
   Kohl's* .......................................   165,200      8,070
   Liberty Media Interactive, Cl  A* .............    72,918      1,103
   Lowe's ........................................   267,200      6,731
                                                               --------
                                                                 36,102
                                                               --------

SERVICES (10.7%)
   McGraw-Hill ...................................   202,100      8,284
   Moody's .......................................   234,600      8,671
   Ryder System ..................................   150,548     10,308
   US Cellular* ..................................    53,900      2,972
                                                               --------
                                                                 30,235
                                                               --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

                                                                                   Face
                                                                                  Amount        Value
                                                                               (000)/Shares     (000)
                                                                               ------------   ---------
TECHNOLOGY (2.7%)
   Amdocs Ltd.* ............................................................        237,500   $   7,453
                                                                                              ---------

UTILITIES (0.2%)
   Florida Public Utilities ................................................         60,499         671
                                                                                              ---------

TOTAL COMMON STOCK
   (Cost $205,133) .........................................................                    271,031
                                                                                              ---------

RESIDENTIAL MORTGAGE OBLIGATIONS (0.6%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 .....................................................    $     1,124         798
   Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6
      5.500%, 01/25/35 .....................................................            467         408
   Credit Suisse First Boston Mortgage Securities, Ser CK1, Cl A3
      6.380%, 12/18/35 .....................................................            484         501
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 .....................................................             60          52
                                                                                              ---------

TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,202) ...........................................................                      1,759
                                                                                              ---------

CORPORATE OBLIGATIONS (0.3%)
   Blyth
      5.500%, 11/01/13 .....................................................            950         789
   General Motors, Ser 91-A2
      8.950%, 07/02/09 .....................................................             97          99
                                                                                              ---------

TOTAL CORPORATE OBLIGATIONS
   (Cost $1,043) ...........................................................                        888
                                                                                              ---------

COMMERCIAL MORTGAGE OBLIGATION (0.3%)
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35 .....................................................          1,000         837
                                                                                              ---------

TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) ...........................................................                        837
                                                                                              ---------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (0.1%)
   Federal National Mortgage Association
      5.500%, 01/01/09 .....................................................             19          19
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 .....................................................             98         100
                                                                                              ---------

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $120) .............................................................                        119
                                                                                              ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

                                                                          Value
                                                              Shares      (000)
                                                            ---------   ---------
CASH EQUIVALENT (2.6%)
   Dreyfus Treasury Prime Cash Management Fund,
   1.330%(2) ............................................   7,344,213   $   7,344
                                                                        ---------

TOTAL CASH EQUIVALENT
   (Cost $7,344) ........................................                   7,344
                                                                        ---------

TOTAL INVESTMENTS (99.9%)
   (Cost $216,843) ......................................               $ 281,978
                                                                        =========

Percentages are based on Net Assets of $282,322.

*     Non-income producing security.

(1) Security is traded on a foreign stock exchange. The total value of all such securities at April 30, 2008 was $25,115 and represented 8.9% of Net Assets.

(2)   The rate shown is the 7-day effective yield as of April 30, 2008.

ADR  -- American Depositary Receipt

Cl   -- Class

Ltd. -- Limited

Ser  -- Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                        FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

Assets:
   Investments at Value (Cost $216,843) .............................................    $    281,978
   Dividends and Interest Receivable .................................................            424
   Receivable for Capital Shares Sold ................................................            216
   Other Assets ......................................................................             46
                                                                                         ------------
      Total Assets ...................................................................        282,664
                                                                                         ------------

Liabilities:
   Payable to Investment Adviser .....................................................            184
   Payable for Capital Shares Redeemed ...............................................             61
   Payable to Administrator ..........................................................             26
   Payable to Trustees and Officers ..................................................              6
   Other Accrued Expenses ............................................................             65
                                                                                         ------------
      Total Liabilities ..............................................................            342
                                                                                         ------------
   Net Assets ........................................................................   $    282,322
                                                                                         ============

Net Assets Consist of:
   Paid-in Capital ...................................................................   $    206,086
   Undistributed Net Investment Income ...............................................             41
   Accumulated Net Realized Gain on Investments ......................................         11,061
   Net Unrealized Appreciation on Investments ........................................         65,135
   Net Unrealized Depreciation on Foreign Currencies and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies ..............................             (1)
                                                                                         ------------
   Net Assets ........................................................................   $    282,322
                                                                                         ============
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par
      value) .........................................................................     12,788,882(1)
                                                                                         ------------
   Net Asset Value, Offering and Redemption Price Per Share ..........................   $      22.08
                                                                                         ============

(1)   Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Six Month Period Ended April 30, 2008                        (Unaudited)

Investment Income:
   Dividend Income (less foreign taxes withheld of $83) .................   $  1,937
   Interest Income ......................................................        160
                                                                            --------
      Total Investment Income ...........................................      2,097
                                                                            --------
Expenses:
   Investment Advisory Fees .............................................      1,142
   Administration Fees ..................................................        160
   Trustees' and Officers' Fees .........................................          7
   Transfer Agent Fees ..................................................         28
   Professional Fees ....................................................         22
   Custodian Fees .......................................................         18
   Printing Fees ........................................................         16
   Registration and Filing Fees .........................................         10
   Other Expenses .......................................................          8
                                                                            --------
      Total Expenses ....................................................      1,411
                                                                            --------
      Net Investment Income .............................................        686
                                                                            --------

   Net Realized Gain on Investments .....................................     11,063
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..    (32,375)
   Net Change in Unrealized Appreciation (Depreciation) on Foreign
      Currency Transactions .............................................         (1)
                                                                            --------
      Net Realized and Unrealized Loss on Investments ...................    (21,313)
                                                                            --------
Net Decrease in Net Assets Resulting from Operations ....................   $(20,627)
                                                                            ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Six Month Period Ended April 30, 2008 (Unaudited) and the Year Ended October 31, 2007

                                                                                 SIX MONTHS               YEAR
                                                                            NOVEMBER 1, 2007 TO   NOVEMBER 1, 2006 TO
                                                                               APRIL 30, 2008       OCTOBER 31, 2007
                                                                            -------------------   -------------------
Operations:
   Net Investment Income ...............................................    $               686   $             2,188
   Net Realized Gain on Investments ....................................                 11,063                 5,553
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Foreign Currency Transactions .................                (32,376)               25,323
                                                                            -------------------   -------------------
      Net Increase (Decrease) in Net Assets Resulting from Operations ..                (20,627)               33,064
                                                                            -------------------   -------------------

Dividends and Distributions:
   Net Investment Income ...............................................                   (645)               (2,419)
   Net Realized Gain ...................................................                 (5,526)               (5,727)
                                                                            -------------------   -------------------
      Total Dividends and Distributions ................................                 (6,171)               (8,146)
                                                                            -------------------   -------------------

Capital Share Transactions:
   Issued ..............................................................                 12,778                22,554
   In Lieu of Dividends and Distributions ..............................                    132                   188
   Redeemed ............................................................                (19,324)              (31,030)
                                                                            -------------------   -------------------
      Net Decrease in Net Assets Derived from Capital Share
      Transactions .....................................................                 (6,414)               (8,288)
                                                                            -------------------   -------------------
      Total Increase (Decrease) in Net Assets ..........................                (33,212)               16,630
                                                                            -------------------   -------------------

Net Assets:
   Beginning of Period .................................................                315,534               298,904
                                                                            -------------------   -------------------
   End of Period .......................................................    $           282,322   $           315,534
                                                                            ===================   ===================
Undistributed Net Investment Income ....................................    $                41   $                --
                                                                            ===================   ===================

Shares Issued and Redeemed:
   Issued ..............................................................                    571                   980
   In Lieu of Dividends and Distributions ..............................                      6                     8
   Redeemed ............................................................                   (884)               (1,344)
                                                                            -------------------   -------------------

      Net Decrease in Shares Outstanding from
         Capital Share Transactions ....................................                   (307)                 (356)
                                                                            ===================   ===================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Period

For the Six Month Period Ended April 30, 2008 (Unaudited) and for the Years Ended October 31

            Net                                                                                           Net
           Asset                  Realized and                Dividends  Distributions      Total        Asset
           Value,        Net       Unrealized       Total     from Net        from        Dividends      Value,
         Beginning   Investment  Gain (Loss) on     from     Investment     Realized         and          End       Total
         of Period     Income      Investments   Operations    Income        Gains      Distributions  of Period  Return(1)
         ---------   ---------   --------------  ----------  ----------  -------------  -------------  ---------  ---------
2008(3)   $ 24.09    $ 0.05(2)      $ (1.59)      $ (1.54)    $ (0.05)      $ (0.42)       $(0.47)      $ 22.08    (6.43)%
2007        22.22      0.17(2)         2.32          2.49       (0.18)        (0.44)        (0.62)        24.09    11.39
2006        20.78      0.23(2)         2.07          2.30       (0.23)        (0.63)        (0.86)        22.22    11.33
2005        20.36      0.21(2)         1.08          1.29       (0.21)        (0.66)        (0.87)        20.78     6.30
2004        19.48      0.19            1.44          1.63       (0.19)        (0.56)        (0.75)        20.36     8.54
2003        17.17      0.23            2.58          2.81       (0.24)        (0.26)        (0.50)        19.48    16.79

                                     Ratio
            Net                     of Net
          Assets,       Ratio     Investment
            End      of Expenses    Income     Portfolio
         of Period   to Average   to Average    Turnover
           (000)     Net Assets   Net Assets      Rate
         ---------   -----------  ----------   ---------
2008(3)  $ 282,322      0.99%       0.48%         9.29%
2007       315,534      0.98        0.71         19.42
2006       298,904      1.00        1.07         12.74
2005       279,779      1.02        0.97         18.43
2004       249,200      1.02        0.93         11.36
2003       209,069      1.03        1.33         19.95

(1) Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)   Per share calculations were performed using average shares for the period.

(3)   All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the FMC Select Fund (the "Fund" and together with the FMC Strategic Value Fund, the "Funds"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no securities valued in accordance with the Fair Value Procedures.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

      trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If First Manhattan Co. (the "Adviser") becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date.

      Expenses -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

      Dividends and Distributions to Shareholders -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, for a commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended April 30, 2008, the Adviser received $54,166 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2008, were as follows (000):

Purchases
   U.S. Government .................................   $     --
   Other ...........................................     26,186
Sales and Maturities
   U.S. Government .................................        860
   Other ...........................................     30,282

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2007 and 2006 was as follows (000):

       ORDINARY    LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   -------
2007   $  2,414   $      5,732   $ 8,146
2006      3,504          8,190    11,694

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Long-Term Capital Gains .......................   $   5,524
Unrealized Appreciation .....................................      97,510
                                                                ---------
Total Distributable Earnings ................................   $ 103,034
                                                                =========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2008, were as follows
(000):

               AGGREGATE          AGGREGATE          NET
FEDERAL    GROSS UNREALIZED   GROSS UNREALIZED    UNREALIZED
TAX COST     APPRECIATION       DEPRECIATION     APPRECIATION
--------   ----------------   ----------------   ------------
$216,843   $         86,957   $        (21,822)  $     65,135

8. OTHER:

At April 30, 2008, one shareholder of record held 98% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2008                                                       (Unaudited)

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

DISCLOSURE OF FUND EXPENSES                                      FMC SELECT FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                          BEGINNING      ENDING                  EXPENSES
                           ACCOUNT      ACCOUNT    ANNUALIZED      PAID
                            VALUE        VALUE      EXPENSE       DURING
                          11/01/07      4/30/08     RATIOS        PERIOD*
                         -----------   ---------   ----------    ---------
ACTUAL FUND RETURN       $  1,000.00   $  935.70         0.99%   $    4.76
HYPOTHETICAL 5% RETURN      1,000.00    1,019.94         0.99         4.97

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE ADVISORY AGREEMENT                                               (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 13-14, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives reviewed the Adviser's compliance program, best execution and commission levels. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE INVESTMENT ADVISORY AGREEMENT                                    (Unaudited)

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year. The Adviser noted the change in the Fund's strategy during the past year. The Board observed that although the Fund had underperformed the S&P 500 Index, it had outperformed, over various periods of time, the performance of a benchmark index that more closely reflected the prior investment strategy of the Fund. Considering all of this information, the Board concluded it was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fee paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and, while higher than the majority of funds in its peer group, was consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the Fund's overall expense ratio and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                                     NOTES

================================================================================


                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-SA-002-0700


================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.